Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Certain information concerning our segments for the years ended December 31, 2017, and 2016 is presented in the following table (in thousands). Consolidated subsidiaries are reflected as of the acquisition date or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Year Ended December 31, 2017				Year Ended December 31, 2016
	REIT Advisory	J&S	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	J&S	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$65,982	$—	$—	$65,982	$67,228	$—	$—	$67,228
Audio visual	—	9,186	—	9,186	—	—	—	—
Other	4,006	—	2,399	6,405	335	—	44	379
Total revenue	69,988	9,186	2,399	81,573	67,563	—	44	67,607
EXPENSES
Depreciation and amortization	1,373	319	835	2,527	298	—	876	1,174
Impairment	1,041	—	31	1,072	—	—	—	—
Other operating expenses (1)	19,099	9,655	59,742	88,496	21,102	—	47,788	68,890
Total expenses	21,513	9,974	60,608	92,095	21,400	—	48,664	70,064
OPERATING INCOME (LOSS)	48,475	(788)	(58,209)	(10,522)	46,163	—	(48,620)	(2,457)
Interest expense	—	(68)	(15)	(83)	—	—	—	—
Amortization of loan costs	—	(6)	(33)	(39)	—	—	—	—
Interest income	—	—	244	244	—	—	73	73
Other income (expense) (2)	—	(47)	(24)	(71)	—	—	(9,239)	(9,239)
INCOME (LOSS) BEFORE INCOME TAXES	48,475	(909)	(58,037)	(10,471)	46,163	—	(57,786)	(11,623)
Income tax (expense) benefit	(18,324)	252	8,349	(9,723)	(16,684)	—	15,904	(780)
NET INCOME (LOSS)	$30,151	$(657)	$(49,688)	$(20,194)	$29,479	$—	$(41,882)	$(12,403)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual and general and administrative expenses. REIT Advisory amounts represent expenses for which there is a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

(2)
Other income (expense) primarily includes the realized gain (loss) on investment in unconsolidated entity, the unrealized gain (loss) on investment in unconsolidated entity, dividend income, the realized gain (loss) on investments and the unrealized gain (loss) on investments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents revenue by geographic area for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Year Ended December 31,
	2017	2016	2015
United States	$78,420	$67,607	$58,981
Mexico	2,760	—	—
All other countries	393	—	—
	$81,573	$67,607	$58,981
The following table presents furniture, fixtures and equipment, net by geographic area as of December 31, 2017 and 2016 (in thousands):

	December 31, 2017	December 31, 2016
United States	$18,087	$12,044
Mexico	2,960	—
All other countries	107	—
	$21,154	$12,044